Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Taxes on change in fair value of interest rate instruments	$ (5,406)	$ (5,468)	$ 8,056
Taxes on pension adjustment	$ (1,543)	$ (1,718)	$ (1,682)